Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 19,266,874	$ 20,905,426	$ 52,451,833
Increases other than those from business combinations	2,475,471	3,111,325	8,344,138
Increase (decrease) from net foreign exchange differences, net	(114)	2,897	(2,506,252)
Intangible Assets, Amortization and Impairment	(3,134,258)	(2,202,848)	(3,417,169)
Increases (decreases) from transfers and other changes			(1,813,344)
Increases (decreases) from other changes			(1,813,344)
Disposals and withdrawals from service		(2,549,926)	(1,070,091)
Withdrawals from service			(990,091)
Disposals		(2,549,926)	(80,000)
Classified as held for distribution to owners			(31,083,689)
Total changes in identifiable intangible assets	(658,901)	(1,638,552)	(31,546,407)
Ending balance	18,607,973	19,266,874	20,905,426
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,043,003	8,052,525	31,781,522
Increases other than those from business combinations	295,588	540,052	209,063
Increase (decrease) from net foreign exchange differences, net			(1,533,670)
Intangible Assets, Amortization and Impairment			(872,437)
Increases (decreases) from transfers and other changes		352	275,065
Increases (decreases) from transfers		352	275,419
Increases (decreases) from other changes			(354)
Disposals and withdrawals from service		(2,549,926)	(80,000)
Disposals		(2,549,926)	(80,000)
Classified as held for distribution to owners			(21,727,018)
Total changes in identifiable intangible assets	295,588	(2,009,522)	(23,728,997)
Ending balance	6,338,591	6,043,003	8,052,525
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	10,189,162	12,373,049	12,995,648
Increases other than those from business combinations	2,179,883		3,739,977
Increase (decrease) from net foreign exchange differences, net			(76,106)
Intangible Assets, Amortization and Impairment	(3,126,555)	(2,183,887)	(1,994,281)
Increases (decreases) from transfers and other changes			224,384
Increases (decreases) from transfers			(5,439)
Increases (decreases) from other changes			229,823
Disposals and withdrawals from service			(41,042)
Withdrawals from service			(41,042)
Classified as held for distribution to owners			(2,475,531)
Total changes in identifiable intangible assets	(946,672)	(2,183,887)	(622,599)
Ending balance	9,242,490	10,189,162	12,373,049
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,034,709	479,852	493,875
Increases other than those from business combinations		2,571,273
Increase (decrease) from net foreign exchange differences, net	(114)	2,897	18,464
Intangible Assets, Amortization and Impairment	(7,703)	(18,961)	(20,145)
Increases (decreases) from transfers and other changes		(352)	79,875
Increases (decreases) from transfers		(352)	(275,421)
Increases (decreases) from other changes			355,296
Classified as held for distribution to owners			(92,217)
Total changes in identifiable intangible assets	(7,817)	2,554,857	(14,023)
Ending balance	$ 3,026,892	$ 3,034,709	479,852
Development Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance			5,666,572
Increases other than those from business combinations			4,181,283
Increase (decrease) from net foreign exchange differences, net			(747,993)
Increases (decreases) from transfers and other changes			(2,398,107)
Increases (decreases) from transfers			2
Increases (decreases) from other changes			(2,398,109)
Disposals and withdrawals from service			(949,049)
Withdrawals from service			(949,049)
Classified as held for distribution to owners			(5,752,706)
Total changes in identifiable intangible assets			(5,666,572)
Patents Registered Trademarks and Other Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance			1,514,216
Increases other than those from business combinations			213,815
Increase (decrease) from net foreign exchange differences, net			(166,947)
Intangible Assets, Amortization and Impairment			(530,306)
Increases (decreases) from transfers and other changes			5,439
Increases (decreases) from transfers			5,439
Classified as held for distribution to owners			(1,036,217)
Total changes in identifiable intangible assets			$ (1,514,216)